Revenue - Summary of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue [Abstract]
Sale of goods	¥ 16,085,640	$ 2,541,416	¥ 13,542,568	¥ 13,634,395
Sale of development property	710	112
Revenue from hotel and restaurant operations	127,971	20,219	110,718	94,053
Rental income	8,121	1,283	11,554	4,989
Revenue	¥ 16,222,442	$ 2,563,030	¥ 13,664,840	¥ 13,733,437